GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 5.85%
$ 50,000	Ally Auto Receivables Trust Series 2019-4 Class A3 1.84%, 06/17/2024	$ 50,295
10,000	American Credit Acceptance Receivables Trust(b) Series 2019-3 Class D 2.89%, 09/12/2025	10,099
	Americredit Automobile Receivables Trust
	Series 2019-2 Class D
10,000	2.99%, 06/18/2025	10,254
	Series 2019-3 Class D
5,000	2.58%, 09/18/2025	5,062
41,213	ARL Second LLC(b) Series 2014-1A Class A1 2.92%, 06/15/2044	41,462
25,000	Carlyle Global Market Strategies Ltd(b)(c) Series 2013-2A Class CR 3.47%, 01/18/2029 3-mo. LIBOR + 1.65%	24,480
	CarMax Auto Owner Trust
	Series 2019-3 Class D
5,000	2.85%, 01/15/2026	5,106
	Series 2020-1 Class D
5,000	2.64%, 07/15/2026	5,065
30,000	Carvana Auto Receivables Trust(b) Series 2019-1A Class A3 3.08%, 11/15/2022	30,199
20,000	Discover Card Execution Note Trust Series 2018-A5 Class A5 3.32%, 03/15/2024	20,584
	Drive Auto Receivables Trust
	Series 2018-3 Class D
5,000	4.30%, 09/16/2024	5,156
	Series 2019-4 Class D
5,000	2.70%, 02/16/2027	5,056
	Series 2020-1 Class D
5,000	2.70%, 05/17/2027	5,066
10,000	DT Auto Owner Trust(b) Series 2019-4A Class D 2.85%, 07/15/2025	10,142
20,000	Exeter Automobile Receivables Trust(b) Series 2019-4A Class D 2.58%, 09/15/2025	20,181
10,000	Flagship Credit Auto Trust(b) Series 2019-4 Class D 3.12%, 01/15/2026	10,232
10,000	Ford Credit Auto Owner Trust Series 2019-C Class A3 1.87%, 03/15/2024	10,065
10,000	GLS Auto Receivables Issuer Trust(b) Series 2020-1A Class C 2.72%, 11/17/2025	10,000
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 20,000	GM Financial Consumer Automobile Receivables Trust Series 2019-4 Class A3 1.75%, 07/16/2024	$ 20,064
15,000	Honda Auto Receivables Owner Trust Series 2019-4 Class A3 1.83%, 01/18/2024	15,094
17,860	M360 Advisors LLC(b) Series 2018-CRE1 Class A 4.40%, 07/24/2028	17,884
	Mill City Mortgage Loan Trust(b)(d)
	Series 2017-1 Class A1
33,790	2.75%, 11/25/2058	33,991
	Series 2017-2 Class A1
49,666	2.75%, 07/25/2059	50,056
5,000	Nissan Auto Receivables Owner Trust Series 2019-C Class A3 1.93%, 07/15/2024	5,042
10,000	Santander Drive Auto Receivables Trust Series 2019-3 Class D 2.68%, 10/15/2025	10,127
28,515	SoFi Professional Loan Program Trust(b) Series 2018-B Class A1FX 2.64%, 08/25/2047	28,554
	Towd Point Mortgage Trust(b)(d)
	Series 2015-5 Class A1B
43,577	2.75%, 05/25/2055	43,660
	Series 2017-2 Class A1
35,841	2.75%, 04/25/2057	36,220
	Series 2018-3 Class A1
19,289	3.75%, 05/25/2058	20,147
21,000	Toyota Auto Loan Extended Note Trust(b) Series 2019-1A Class A 2.56%, 11/25/2031	21,759
25,000	Toyota Auto Receivables Owner Trust Series 2019-D Class A3 1.92%, 01/16/2024	25,192
5,000	Tricon American Homes Trust(b) Series 2019-SFR1 Class D 3.20%, 03/17/2038	5,096
25,000	Venture XXXII Ltd(b)(c) Series 2018-32A Class C 3.77%, 07/18/2031 3-mo. LIBOR + 1.95%	24,784
4,600	VOLT LXXXIII LLC(b)(e) Series 2019-NPL9 Class A1A 3.33%, 11/26/2049	4,615
10,000	Westlake Automobile Receivables Trust(b) Series 2019-3A Class D 2.72%, 11/15/2024	10,077
TOTAL ASSET-BACKED SECURITIES — 5.85% (Cost $643,760)		$650,866

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 0.78%
$ 30,000	ArcelorMittal SA 4.55%, 03/11/2026	$ 32,348
5,000	FMC Corp 3.45%, 10/01/2029	5,324
35,000	Glencore Funding LLC(b) 4.88%, 03/12/2029	38,802
10,000	LYB International Finance III LLC 4.20%, 10/15/2049	10,434
		86,908
Communications — 3.17%
	AT&T Inc
10,000	4.35%, 06/15/2045	11,077
95,000	4.50%, 03/09/2048	107,209
5,000	4.55%, 03/09/2049	5,698
50,000	CCO Holdings LLC / CCO Holdings Capital Corp(b) 5.13%, 05/01/2027	52,250
	Charter Communications Operating LLC / Charter Communications Operating Capital
10,000	5.13%, 07/01/2049	11,181
55,000	4.80%, 03/01/2050	59,340
25,000	Cox Communications Inc(b) 4.80%, 02/01/2035	29,168
75,000	Sprint Capital Corp 6.88%, 11/15/2028	76,313
		352,236
Consumer, Cyclical — 2.84%
	American Airlines Pass Through Trust
	Series 2016-1 Class B
6,628	5.25%, 01/15/2024	7,102
	Series 2013-1 Class A
56,341	4.00%, 07/15/2025	60,063
	Series 2017-2 Class B
4,242	3.70%, 10/15/2025	4,350
	Series 2016-3 Class B
24,697	3.75%, 10/15/2025	25,474
	Series 2019-1 Class B
25,000	3.85%, 02/15/2028	25,716
45,000	American Honda Finance Corp 1.95%, 05/20/2022	45,238
5,000	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	5,206
3,059	Latam Airlines Pass Through Trust Series 2015-1 Class B 4.50%, 11/15/2023	3,065
100,000	PulteGroup Inc 6.00%, 02/15/2035	114,750
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 24,861	United Airlines Pass Through Trust Series 2016-2 Class B 3.65%, 10/07/2025	$ 25,361
		316,325
Consumer, Non-Cyclical — 2.77%
15,000	CVS Health Corp 3.25%, 08/15/2029	15,560
	HCA Inc
25,000	4.13%, 06/15/2029	27,077
35,000	5.25%, 06/15/2049	40,618
10,000	JBS USA / JBS USA Food Co / JBS USA Finance Inc(b) 5.50%, 01/15/2030	10,800
10,000	Mylan Inc 5.40%, 11/29/2043	11,632
15,000	Mylan NV 5.25%, 06/15/2046	17,374
125,000	Tenet Healthcare Corp 5.13%, 05/01/2025	127,187
	Teva Pharmaceutical Finance Netherlands III BV
15,000	2.80%, 07/21/2023	13,947
15,000	3.15%, 10/01/2026	12,806
40,000	4.10%, 10/01/2046	30,700
		307,701
Energy — 1.34%
25,000	California Resources Corp(b)(f) 8.00%, 12/15/2022	8,500
20,000	Cheniere Corpus Christi Holdings LLC(b) 3.70%, 11/15/2029	20,770
25,000	Continental Resources Inc 3.80%, 06/01/2024	26,037
15,000	Diamondback Energy Inc 3.50%, 12/01/2029	15,170
25,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	23,062
55,000	Exxon Mobil Corp 1.90%, 08/16/2022	55,637
		149,176
Financial — 6.93%
150,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 3.50%, 05/26/2022	154,492
20,000	Aircastle Ltd 4.25%, 06/15/2026	21,447
75,000	Bank of America Corp(c) 3.00%, 12/20/2023 3-mo. LIBOR + 0.79%	77,301
25,000	Brixmor Operating Partnership LP REIT 4.13%, 05/15/2029	27,678

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$100,000	Citigroup Inc 3.50%, 05/15/2023	$ 104,801
10,000	CNO Financial Group Inc 5.25%, 05/30/2029	11,275
15,000	Equinix Inc REIT 3.20%, 11/18/2029	15,530
20,000	Global Atlantic Finance Co(b) 4.40%, 10/15/2029	20,585
190,000	Kreditanstalt fuer Wiederaufbau NOK, 1.00%, 10/12/2021	20,472
10,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b) 4.25%, 02/01/2027	9,975
125,000	Morgan Stanley 4.35%, 09/08/2026	139,318
15,000	Nationstar Mortgage Holdings Inc(b) 9.13%, 07/15/2026	16,657
50,000	Quicken Loans Inc(b) 5.25%, 01/15/2028	51,750
10,000	Regency Centers LP REIT 2.95%, 09/15/2029	10,355
15,000	Santander Holdings USA Inc 3.50%, 06/07/2024	15,652
	Service Properties Trust REIT
25,000	4.35%, 10/01/2024	26,323
15,000	4.75%, 10/01/2026	15,900
5,000	Sirius International Group Ltd(b) 4.60%, 11/01/2026	5,031
15,000	Spirit Realty LP REIT 3.40%, 01/15/2030	15,637
10,000	Synchrony Financial 2.85%, 07/25/2022	10,195
		770,374
Industrial — 0.96%
100,000	JELD-WEN Inc(b) 4.63%, 12/15/2025	102,000
5,000	Keysight Technologies Inc 3.00%, 10/30/2029	5,159
		107,159
Technology — 2.79%
80,000	Apple Inc 1.80%, 05/11/2020	80,042
45,000	Broadcom Inc(b) 4.75%, 04/15/2029	50,397
100,000	International Business Machines Corp 2.85%, 05/13/2022	102,606
	Micron Technology Inc
5,000	5.33%, 02/06/2029	5,862
Principal Amount(a)		Fair Value
Technology — (continued)
$ 20,000	4.66%, 02/15/2030	$ 22,533
45,000	Seagate HDD Cayman 4.88%, 06/01/2027	48,646
		310,086
Utilities — 0.63%
35,000	NextEra Energy Capital Holdings Inc 2.40%, 09/01/2021	35,366
35,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	35,184
		70,550
TOTAL CORPORATE BONDS AND NOTES — 22.21% (Cost $2,326,045)		$2,470,515
CONVERTIBLE BONDS
Communications — 0.70%
80,000	DISH Network Corp 3.38%, 08/15/2026	77,654
Consumer, Non-Cyclical — 0.24%
25,000	BioMarin Pharmaceutical Inc(f) 0.60%, 08/01/2024	26,523
TOTAL CONVERTIBLE BONDS — 0.94% (Cost $103,777)		$104,177
FOREIGN GOVERNMENT BONDS AND NOTES
40,000	Australia Government Bond AUD, 2.00%, 12/21/2021	27,444
10,000	Bundesrepublik Deutschland Bundesanleihe EUR, 1.75%, 07/04/2022	11,751
35,000	Canadian Government Bond CAD, 0.75%, 09/01/2021	26,151
30(g)	European Investment Bank BRL, 7.25%, 11/08/2022	7,512
50(g)	International Finance Corp BRL, 7.50%, 05/09/2022	12,464
165,000	Malaysia Government Bond MYR, 4.05%, 09/30/2021	41,046
2,612(h)	Mexican Bonos MXN, 6.50%, 06/10/2021	13,821
20,000	New Zealand Government Bond NZD, 6.00%, 05/15/2021	13,745
175,000	Norway Government Bond(b) NOK, 3.75%, 05/25/2021	19,626
120,000	Sweden Government Bond SEK, 3.50%, 06/01/2022	13,585
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.68% (Cost $190,587)		$187,145

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.64%
$ 25,000	BX Commercial Mortgage Trust(b)(c) Series 2020-BXLP Class C 2.87%, 12/15/2029 1-mo. LIBOR + 1.12%	$ 25,000
20,000	Citigroup Commercial Mortgage Trust(b) Series 2019-PRM Class A 3.34%, 05/10/2036	21,016
25,000	One Bryant Park Trust(b) Series 2019-OBP Class A 2.52%, 09/15/2054	25,549
		71,565
U.S. Government Agency — 25.26%
	Federal Home Loan Mortgage Corp
15,245	2.50%, 01/01/2029	15,650
102,863	3.00%, 09/01/2036	106,514
131,852	3.00%, 12/01/2046	136,218
99,894	4.00%, 05/01/2047	105,587
108,573	4.50%, 10/01/2047	115,584
111,491	4.00%, 02/01/2048	118,044
20,582	4.50%, 06/01/2048	21,853
22,494	4.00%, 10/01/2048	23,610
43,822	3.00%, 09/01/2049	44,816
52,630	3.50%, 09/01/2049	54,311
68,757	3.00%, 10/01/2049	70,316
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K013 Class A2
100,000	3.97%, 01/25/2021(d)	101,609
	Series K026 Class A2
40,000	2.51%, 11/25/2022	41,022
	Series K027 Class A2
40,000	2.64%, 01/25/2023	41,038
	Series K073 Class AM
100,000	3.45%, 01/25/2028(d)	110,651
	Series K095 Class A1
29,610	2.63%, 11/25/2028	31,020
	Series K714 Class A2
135,257	3.03%, 10/25/2020(d)	135,821
	Series K730 Class A1
95,263	3.45%, 09/25/2024	98,625
29,332	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 4902 Class BA 3.00%, 01/25/2049	30,578
	Federal National Mortgage Association
74,416	3.50%, 02/01/2028	77,740
16,487	2.50%, 06/01/2030	16,889
46,674	3.00%, 06/01/2034	48,391
47,296	3.00%, 07/01/2034	49,122
86,393	3.00%, 09/01/2034	89,024
28,709	3.00%, 10/01/2034	29,630
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
$ 39,462	3.00%, 11/01/2034	$ 40,805
101,791	3.50%, 12/01/2045	106,644
90,079	3.50%, 01/01/2046	94,373
111,060	3.50%, 02/01/2047	116,913
110,901	4.00%, 09/01/2047	116,953
24,867	4.00%, 06/01/2048	26,182
43,817	3.00%, 09/01/2049	44,816
54,073	3.00%, 10/01/2049	55,407
34,809	3.00%, 12/01/2049	35,627
19,964	3.00%, 01/01/2050	20,444
20,000	2.50%, 02/01/2050	20,153
	Government National Mortgage Association
80,360	3.50%, 04/20/2047	83,740
52,279	4.00%, 04/20/2047	55,087
80,580	3.00%, 02/20/2048	83,305
112,024	3.50%, 02/20/2048	117,103
73,137	4.50%, 02/20/2048	77,616
		2,808,831
TOTAL MORTGAGE-BACKED SECURITIES — 25.90% (Cost $2,789,547)		$2,880,396
U.S. GOVERNMENT AGENCY BONDS AND NOTES
45,000	Federal Home Loan Bank 2.88%, 09/13/2024	48,009
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.43% (Cost $45,305)		$48,009
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
105,000	1.63%, 11/30/2020	105,066
100,000	2.50%, 12/31/2020	100,867
20,000	1.75%, 07/31/2021	20,100
305,000	1.50%, 08/31/2021	305,465
591,000	1.50%, 09/30/2021	592,131
145,000	1.50%, 11/30/2021	145,385
67,000	1.75%, 02/28/2022	67,568
100,000	1.50%, 08/15/2022	100,449
75,000	1.63%, 11/15/2022	75,639
20,000	1.63%, 12/15/2022	20,178
40,000	2.75%, 04/30/2023	41,823
50,000	1.75%, 05/15/2023	50,711
120,000	2.75%, 11/15/2023	126,356
50,000	2.50%, 01/31/2024	52,295
150,000	2.75%, 02/15/2024	158,449
105,000	1.50%, 09/30/2024	105,824
150,000	2.75%, 02/28/2025	160,400
120,000	2.75%, 06/30/2025	128,709
50,000	2.88%, 07/31/2025	54,002
82,000	2.63%, 12/31/2025	87,785
200,000	2.38%, 05/15/2027	213,070

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$340,000	2.38%, 05/15/2029	$ 365,752
60,000	1.75%, 11/15/2029	61,308
145,000	3.50%, 02/15/2039	184,632
120,000	3.00%, 11/15/2044	143,156
110,000	3.00%, 02/15/2048	133,474
35,000	3.13%, 05/15/2048	43,485
165,000	3.00%, 08/15/2048	200,778
110,000	2.88%, 05/15/2049	131,373
90,000	2.25%, 08/15/2049	95,017
135,000	2.38%, 11/15/2049	146,391
TOTAL U.S. TREASURY BONDS AND NOTES — 37.92% (Cost $4,037,591)		$4,217,638
Shares
COMMON STOCK
Communications — 0.49%
703	AT&T Inc	26,447
1,050	Corning Inc	28,024
		54,471
Consumer, Non-Cyclical — 0.08%
131	Bristol-Myers Squibb Co	8,247
TOTAL COMMON STOCK — 0.57% (Cost $56,432)		$62,718
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.19%
206	Bunge Ltd 4.88%	20,785
Energy — 0.18%
396	El Paso Energy Capital Trust I 4.75%	20,203
TOTAL CONVERTIBLE PREFERRED STOCK — 0.37% (Cost $39,296)		$40,988
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.97%
$220,000	U.S. Treasury Bills 1.84%, 03/26/2020	$ 219,395
Repurchase Agreements — 0.33%
36,250	Repurchase agreement (principal amount/value $36,353 with a maturity value of $36,358) with Citibank NA, 1.57%, dated 1/31/20 to be repurchased at $36,250 on 2/3/20 collateralized by U.S. Treasury securities, 0.00% - 7.25%, 3/5/20 - 9/9/49, with a value of $37,080.(i)	36,250
TOTAL SHORT TERM INVESTMENTS — 2.30% (Cost $255,645)		$255,645
TOTAL INVESTMENTS — 98.17% (Cost $10,487,985)		$10,918,097
OTHER ASSETS & LIABILITIES, NET — 1.83%		$203,619
TOTAL NET ASSETS — 100.00%		$11,121,716

See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of January 31, 2020 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at January 31, 2020.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at January 31, 2020. Maturity date disclosed represents final maturity date.
(f)	All or a portion of the security is on loan at January 31, 2020.
(g)	Principal amount is stated in 1,000 Brazilian Real Units.
(h)	Principal amount is stated in 100 Mexican Peso Units.
(i)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro Dollar
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
See Notes to Schedule of Investments.

January 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE STRATEGIES: FLEXIBLE BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

January 31, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of January 31, 2020, all of the Fund’s investments are valued using Level 2 inputs, except for Common Stock, which are valued using Level 1 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

January 31, 2020